Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
REVENUES

3.   REVENUES

General

Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers.  Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital.  As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice.  Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.

Reconcilable Tariffs

The PUCT has designated certain tariffs (primarily TCRF and EECRF) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities.  Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.

Alternative Revenue Program

The PUCT has implemented an incentive program allowing us to earn performance bonuses by exceeding PUCT-approved energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP.  Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year.

Disaggregation of Revenues

The following table reflects electric delivery revenues disaggregated by tariff for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$496	$499
Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	196	143
Billed to REPs serving Oncor distribution customers, through TCRF	109	85
Total transmission base revenues	305	228
Other miscellaneous revenues	16	17
Total revenues contributing to earnings	817	744

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	245	260
EECRF and other regulatory charges	10	12
Revenues collected for pass-through expenses	255	272

Total operating revenues	$1,072	$1,016

Customers

Our distribution customers consist of approximately 90 REPs and certain electric cooperatives in our certificated service area.  The consumers of the electricity we deliver are free to choose their electricity supplier from REPs who compete for their business.  Our transmission base revenues are collected from load serving entities benefiting from our transmission system.  Our transmission customers consist of municipalities, electric cooperatives and other distribution companies.  REP subsidiaries of our two largest counterparties represented 25% and 18% of our total operating revenues for the three months ended March 31, 2020.  No other customer represented more than 10% of our total operating revenues.

Variability

Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.

Pass-through Expenses

Expenses which are allowed to be passed-through to customers (primarily, third party wholesale transmission service and energy efficiency program costs) are generally recognized as revenue at the time the costs are incurred.  Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item.  The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.

4.     REVENUES

General

Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers.  Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital.  As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice.  Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.

Reconcilable Tariffs

The PUCT has designated certain tariffs (primarily TCRF and EECRF) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities.  Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.

Alternative Revenue Program

The PUCT has implemented an incentive program allowing us to earn performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP.  Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year.  In 2019 and 2018, the PUCT approved a $9 million and $7 million bonus that we recognized in revenues in 2019 and 2018, respectively.

Disaggregation of Revenues

The following table reflects electric delivery revenues disaggregated by tariff:

	Year Ended December 31,
	2019	2018
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,143	$2,139
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	681	548
Billed to REPs serving Oncor distribution customers, through TCRF	391	310
Total transmission base revenues	1,072	858
Other miscellaneous revenues	77	71
Total revenues contributing to earnings	3,292	3,068

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	1,005	962
EECRF and other regulatory charges	50	71
Revenues collected for pass-through expenses	1,055	1,033

Total operating revenues	$4,347	$4,101

Customers

Our distribution customers consist of approximately 90 REPs and certain electric cooperatives in our certificated service area.  The consumers of the electricity we deliver are free to choose their electricity supplier from REPs who compete for their business.  Our transmission base revenues are collected from load serving entities benefitting from our transmission system.  Our transmission customers consist of municipalities, electric cooperatives and other distribution companies.  REP subsidiaries of our two largest counterparties represented 23% and 18% of our total operating revenues for the year ended 2019, 23% and 19% for the year ended 2018 and 22% and 18% for the year ended 2017.  No other customer represented more than 10% of our total operating revenues.

Variability

Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.

Pass-through Expenses

Expenses which are allowed to be passed-through to customers (primarily, third party wholesale transmission service and energy efficiency program costs) are generally recognized as revenue at the time the costs are incurred.  Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item.  The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.